BALANCE SHEETS [Parenthetical] - $ / shares	Mar. 31, 2016	Mar. 31, 2015
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	18,679,738	18,679,738
Limited partners capital account, units issued	18,679,738	18,679,738
Limited partners capital account, units outstanding	18,517,788	18,588,788
Series Seven [Member]
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	1,036,100	1,036,100
Limited partners capital account, units issued	1,036,100	1,036,100
Limited partners capital account, units outstanding	1,036,100	1,036,100
Series Nine [Member]
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,178,029	4,178,029
Limited partners capital account, units issued	4,178,029	4,178,029
Limited partners capital account, units outstanding	4,145,929	4,156,429
Series Ten [Member]
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,428,925	2,428,925
Limited partners capital account, units issued	2,428,925	2,428,925
Limited partners capital account, units outstanding	2,409,225	2,421,225
Series Eleven [Member]
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,489,599	2,489,599
Limited partners capital account, units issued	2,489,599	2,489,599
Limited partners capital account, units outstanding	2,484,999	2,486,499
Series Twelve [Member]
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,972,795	2,972,795
Limited partners capital account, units issued	2,972,795	2,972,795
Limited partners capital account, units outstanding	2,933,895	2,947,595
Series Fourteen [Member]
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	5,574,290	5,574,290
Limited partners capital account, units issued	5,574,290	5,574,290
Limited partners capital account, units outstanding	5,507,640	5,540,940